Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 Pay Versus Performance Table
The following table sets forth information concerning the compensation of our named executive officers (“
NEOs
”) for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year
:

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Revenue ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (2)
2022	4,799,492	1,377,062	2,818,213	1,899,901	35.83	134.82	19,570,000	573,152,000
2021	3,384,684	(670,833)	1,594,716	54,250	112.04	189.64	(27,362,000)	490,907,000
2020	3,703,155	8,980,482	1,377,243	4,174,765	239.92	142.21	(43,977,000)	343,113,000

(1)
Amounts represent compensation actually paid to our chief executive officer (“
PEO
”) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	David A. Morken	Daryl E. Raiford, Anthony F. Bartolo, R. Brandon Asbill, and Rebecca G. Bottorff
2021	David A. Morken	Daryl E. Raiford, Jeffrey A. Hoffman, R. Brandon Asbill, Rebecca G. Bottorff, and Scott Mullen
2020	David A. Morken	Jeffrey A. Hoffman, W. Christopher Matton, Noreen Allen and Rebecca G. Bottorff

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,231,076)	(645,655)	(2,429,906)	(1,028,162)	(3,770,123)	(2,104,795)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	4,108,675	838,078	947,663	397,737	1,871,114	1,496,260
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	823,876	492,584	326,762	105,802	188,287	86,041
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	2,455,409	1,213,746	(3,058,765)	(615,827)	(1,452,293)	(301,524)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	120,443	898,769	158,729	15,016	(259,415)	(94,294)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	(415,032)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
TOTAL ADJUSTMENTS	5,277,327	2,797,522	(4,055,517)	(1,540,466)	(3,422,430)	(918,312)

(2)	For fiscal years 2020, 2021 & 2022, represents the cumulative TSR (the “ Peer Group TSR ”) for the S&P 500 Information Technology Index (Sector) (the “ Peer Group ”).

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]

Year	PEO	Non-PEO NEOs
2022	David A. Morken	Daryl E. Raiford, Anthony F. Bartolo, R. Brandon Asbill, and Rebecca G. Bottorff
2021	David A. Morken	Daryl E. Raiford, Jeffrey A. Hoffman, R. Brandon Asbill, Rebecca G. Bottorff, and Scott Mullen
2020	David A. Morken	Jeffrey A. Hoffman, W. Christopher Matton, Noreen Allen and Rebecca G. Bottorff

Peer Group Issuers, Footnote [Text Block]	For fiscal years 2020, 2021 & 2022, represents the cumulative TSR (the “ Peer Group TSR ”) for the S&P 500 Information Technology Index (Sector) (the “ Peer Group ”).
PEO Total Compensation Amount	$ 4,799,492	$ 3,384,684	$ 3,703,155
PEO Actually Paid Compensation Amount	$ 1,377,062	(670,833)	8,980,482
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,231,076)	(645,655)	(2,429,906)	(1,028,162)	(3,770,123)	(2,104,795)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	4,108,675	838,078	947,663	397,737	1,871,114	1,496,260
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	823,876	492,584	326,762	105,802	188,287	86,041
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	2,455,409	1,213,746	(3,058,765)	(615,827)	(1,452,293)	(301,524)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	120,443	898,769	158,729	15,016	(259,415)	(94,294)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	(415,032)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
TOTAL ADJUSTMENTS	5,277,327	2,797,522	(4,055,517)	(1,540,466)	(3,422,430)	(918,312)

Non-PEO NEO Average Total Compensation Amount	$ 2,818,213	1,594,716	1,377,243
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,899,901	54,250	4,174,765
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,231,076)	(645,655)	(2,429,906)	(1,028,162)	(3,770,123)	(2,104,795)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	4,108,675	838,078	947,663	397,737	1,871,114	1,496,260
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	823,876	492,584	326,762	105,802	188,287	86,041
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	2,455,409	1,213,746	(3,058,765)	(615,827)	(1,452,293)	(301,524)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	120,443	898,769	158,729	15,016	(259,415)	(94,294)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	(415,032)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
TOTAL ADJUSTMENTS	5,277,327	2,797,522	(4,055,517)	(1,540,466)	(3,422,430)	(918,312)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	TSR amounts reported in the graph assume an initial fixed investment of $100, assuming the reinvestment of dividends.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular Lis
t
The following performance measures represent each of the financial performanc
e
measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

●	Revenue; and

●
Non-GAAP
gross margin. Please refer to Page 71 of our Annual Report on Form
10-K,
filed with the SEC on February 23, 2023, and pages 32-33 of this Proxy Statement for a description of how we calculate
Non-GAAP
gross margin from GAAP financial measures set forth in our audited financial statements .

For additional details regarding our most important financial performance measures, please see the section titled “2022 Executive Compensation Program––Annual Performance Bonus” in our Compensation Discussion and Analysis (CD&A) elsewhere in this Proxy Statement.

Total Shareholder Return Amount	$ 35.83	112.04	239.92
Peer Group Total Shareholder Return Amount	134.82	189.64	142.21
Net Income (Loss)	$ 19,570,000	$ (27,362,000)	$ (43,977,000)
Company Selected Measure Amount	573,152,000	490,907,000	343,113,000
PEO Name	David A. Morken
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP gross margin
PEO [Member] | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,770,123)	$ (2,429,906)	$ (2,231,076)
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,871,114	947,663	4,108,675
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	188,287	326,762	823,876
PEO [Member] | Increasededuction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,452,293)	(3,058,765)	2,455,409
PEO [Member] | Increasededuction for Awards Granted during Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(259,415)	158,729	120,443
PEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase based on Dividends or Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase based on Incremental Fair Value of OptionsSARs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Deduction for Change in the Actuarial Present Values reported under the Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,422,430)	(4,055,517)	5,277,327
Non-PEO NEO [Member] | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,104,795)	(1,028,162)	(645,655)
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,496,260	397,737	838,078
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	86,041	105,802	492,584
Non-PEO NEO [Member] | Increasededuction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(301,524)	(615,827)	1,213,746
Non-PEO NEO [Member] | Increasededuction for Awards Granted during Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(94,294)	15,016	898,769
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(415,032)	0
Non-PEO NEO [Member] | Increase based on Dividends or Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase based on Incremental Fair Value of OptionsSARs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deduction for Change in the Actuarial Present Values reported under the Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (918,312)	$ (1,540,466)	$ 2,797,522